Regulatory Assets and Liabilities - Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
TEC capital cost recovery for retired Polk Unit 1 components
Public Utilities, General Disclosures [Line Items]
Recovery Period	11 years	11 years
GBPC | Steam turbine
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment		$ 21
NSPI
Public Utilities, General Disclosures [Line Items]
Storm cost	$ 10
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Recovery Period	15 years	15 years